Shareholder Report, Holdings (Details) - C000032270	Dec. 31, 2025
NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Electronic TechnologyBNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	31.30%
Technology ServicesBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	29.60%
Retail TradeBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Health TechnologyBNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Producer ManufacturingBNY-05523R107
Holdings [Line Items]
Percent of Net Asset Value	5.70%
FinanceBNY-38141G104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Consumer ServicesBNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Industrial ServicesBNY-969457100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Consumer DurablesBNY-874054109
Holdings [Line Items]
Percent of Net Asset Value	6.90%